ACCOUNTS PAYABLE AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Trade payables	$ 3,224		$ 2,847
Fair value of derivative contracts (Note 24)	922		387
Unredeemed shares of Columbia	357		312
Regulatory liabilities (Note 10)	591		263
Other	314		248
Accounts payable and other	$ 5,408	$ 4,074	$ 4,057